Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Payables and Accruals [Abstract]
Trade creditors	$ 151.3	$ 142.4
Accrued interest	8.6	8.8
Other creditors and accruals	114.8	104.3
Total accounts payable and accrued liabilities	$ 274.7	$ 255.5